Significant Agreements - Additional Information (Details)			1 Months Ended										3 Months Ended						6 Months Ended			9 Months Ended
	Aug. 31, 2025 USD ($)	Oct. 30, 2024 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) Employee Vote	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)		Sep. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)		Sep. 30, 2025 USD ($)		Dec. 31, 2026	Dec. 31, 2025	Nov. 01, 2024 USD ($)	Jun. 18, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
General and administrative expense													$ 5,391,000	[1]	$ 1,384,000	[1]	$ 1,896,000	[1]		$ 4,304,000	[2]	$ 13,983,000	[1]
Related party accrued expenses and other current liabilities				$ 2,048,000			$ 5,504,000						2,048,000						$ 5,504,000	5,504,000		2,048,000					$ 0
Research and Development Expense													22,010,000	[3]	13,581,000	[3]	13,659,000	[3]		31,234,000	[4]	64,580,000	[3]
Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and Development Expense																				24,600,000
JADE201
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment and recorded the payment as research and development						$ 1,500,000
JADE201 | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional development costs incurred																	300,000
JADE101
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Special development and regulatory milestones payment		$ 22,000,000
Fee for nomination of a development candidate		1,500,000
Further milestone payment		$ 2,500,000		2,500,000
Percentage of royalty reduction		30.00%
Terminated period		60 days
Milestone payment and recorded the payment as research and development							1,500,000
Nonrefundable sublicensee fee	$ 300,000						100,000
Subsequent Event | JADE201
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Special development and regulatory milestones payment			$ 22,000,000
Fee for nomination of a development candidate			1,500,000
Further milestone payment			$ 2,500,000
Percentage of royalty reduction			30.00%
Terminated period			60 days
Maximum | JADE101
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum sublicensing fees		$ 20,100,000
Paragon Option Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of employees in joint development committee | Employee											2
Number of votes per each employee | Vote											1
Option expiration period											30 days
Prior written notice period to terminate											30 days
General and administrative expense													200,000		400,000		900,000					200,000
Related party accrued expenses and other current liabilities							3,500,000												3,500,000	3,500,000
Research and Development Expense										$ 5,600,000
Paragon Option Agreement | APRIL
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional development costs incurred																			10,800,000
Related party accrued expenses and other current liabilities				200,000									200,000									200,000
Research and Development Expense																				10,600,000
Paragon Option Agreement | APRIL | Finalization Research Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual Obligation																										$ 1,300,000
Paragon Option Agreement | APRIL | Nomination Of Development [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual Obligation							1,500,000												1,500,000	1,500,000
Paragon Option Agreement | APRIL | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional development costs incurred												$ 5,600,000	200,000		12,500,000		12,600,000			5,500,000		2,200,000
Paragon Option Agreement | JADE201
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Related party accrued expenses and other current liabilities				100,000									100,000									100,000
Paragon Option Agreement | JADE201 | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional development costs incurred													100,000		300,000							4,200,000
Paragon Option Agreement | JADE-001
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and Development Expense																				24,600,000
Paragon Option Agreement | JADE-002
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Related party accrued expenses and other current liabilities							1,200,000												1,200,000	1,200,000
Paragon Option Agreement | JADE-002 | Finalization Research Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual Obligation							1,000,000												1,000,000	1,000,000
Paragon Option Agreement | JADE-002 | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional development costs incurred									$ 300,000
Reimburse for developlment costs							1,500,000
Research and Development Expense																				1,400,000
Paragon Option Agreement | JADE-003
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional development costs incurred									$ 300,000
Related party accrued expenses and other current liabilities				$ 1,700,000			900,000						1,700,000						900,000	900,000		1,700,000
Paragon Option Agreement | JADE-003 | Finalization Research Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual Obligation							1,000,000												$ 1,000,000	$ 1,000,000
Paragon Option Agreement | JADE-003 | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional development costs incurred													$ 1,600,000		$ 300,000		$ 300,000					$ 3,400,000
Reimburse for developlment costs							$ 1,200,000
Paragon Option Agreement | Paragon
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of employees in joint development committee | Employee											2
Paragon Option Agreement | Parade | Forecast
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding capital stock to grant warrants																								1.00%	1.00%
Paragon Option Agreement | Achievement of Certain Clinical Development Milestones | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential milestone payments required to be paid											$ 12,000,000
Paragon Option Agreement | Achievement of Certain Regulatory Milestones | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential milestone payments required to be paid											$ 10,000,000
Cell Line License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prior written notice period to terminate											60 days
Non-refundable license fee								$ 200,000
Cell Line License Agreement | Research and Development Expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Nonrefundable sublicensee fee					$ 100,000

[1]	Includes related party amounts of $0.2 million for both the three and nine months ended September 30, 2025, and $0.4 million for the three months ended September 30, 2024 and $0.9 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[2]	Includes related party amount of $1.0 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).
[3]	Includes related party amounts of $5.8 million and $17.5 million for the three and nine months ended September 30, 2025, respectively, and $13.1 million for the three months ended September 30, 2024 and $13.2 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[4]	Includes related party amount of $24.6 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).